INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of Inventories
	Year ended December 31,
	2018	2019

Raw materials	432	709
Finished goods	1,248	904

	1,680	1,613